[LOGO] FORUM
       FINANCIAL GROUP

                                                March 3, 2003


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Managed Municipal Fund, Inc.
         File Nos. 33-32819; 811-6023
         CIK: 0000859031

Ladies and Gentlemen:

     On behalf of Managed Municipal Fund, Inc., a corporation organized under the laws of the state of Maryland, and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus dated March 1, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 28, 2003, accession number 0001004402-03-000159.

     If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.

                                        Sincerely,

                                        /s/ Dana A. Lukens

                                        Dana A. Lukens
                                        Forum Administrative Services, LLC



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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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                        PORTLAND   WARSAW   BERMUDA   MALTA
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